Business Combination (Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition) (Parenthetical) (Detail)	Sep. 04, 2015 ¥ / shares
Nihon Inter Electronics Corporation
Business Acquisition [Line Items]
Business acquisition share price	¥ 197